Trade receivables - Allowances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Trade and other current receivables [Line Items]
Balance at the beginning of the year	$ (2,623)	$ (2,765)
Losses recognized	29	(1,060)
Amounts settled or written off during the year	1,823	1,165
Foreign exchange translation gains and losses	(55)	37
Balance at the end of the year	(826)	(2,623)
Doubtful accounts
Trade and other current receivables [Line Items]
Balance at the beginning of the year	(802)	(1,419)
Losses recognized	230	175
Amounts settled or written off during the year	222	380
Foreign exchange translation gains and losses	(45)	62
Balance at the end of the year	(395)	(802)
Sales allowances
Trade and other current receivables [Line Items]
Balance at the beginning of the year	(1,821)	(1,346)
Losses recognized	(201)	(1,235)
Amounts settled or written off during the year	1,601	785
Foreign exchange translation gains and losses	(10)	(25)
Balance at the end of the year	$ (431)	$ (1,821)